Shareholder Report, Holdings (Details) - Ned Davis Research 360 Dynamic Allocation ETF	Sep. 30, 2025
iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
iShares J.P. Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cash & Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%